Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001565543
AR Capital International Real Estate Income Fund (First Prospectus Summary) | AR Capital International Real Estate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

AR CAPITAL INTERNATIONAL REAL ESTATE INCOME FUND

Objective [Heading]	rr_ObjectiveHeading

Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide current income with the potential for capital appreciation.
Expense [Heading]	rr_ExpenseHeading

Fees and Expenses of the Fund

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold Class A and Class C shares of the Fund. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is contained in this prospectus under “How to Buy Shares - Classes of Shares Offered” on page 16 and in “Reducing Sales Charge on Class A Shares” on page 44 of the Fund's Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-09-13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate for the Fund is not available because the Fund is new.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $100,000 in the Fund
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading

Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests substantially all (and under normal market conditions, at least 80%) of its net assets (plus any borrowings for investment purposes) in income producing securities of issuers in the real estate industry, also referred to herein as “real estate securities.”

National Fund Advisors, LLC, the Fund's investment adviser, evaluates securities based primarily on the relative attractiveness of income with a secondary consideration of their potential for capital appreciation. The Adviser considers real estate securities to be securities issued by a company that (a) derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or (b) has at least 50% of its assets in such real estate. The Adviser plans to sell a security if, in the judgment of the portfolio managers, the individual security's income potential has been compromised, an issuer's fundamentals deteriorate or a more attractive investment opportunity is identified.

The Fund invests in both equity and debt securities, and invests to a substantial degree in securities issued by real estate investment trusts (“REITs”). Equity securities in which the Fund may invest include common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts. Debt securities include corporate debt obligations and commercial mortgage-backed securities (“CMBS”).

REITs are companies that own interests in real estate or in real-estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income-producing real estate properties and capital gains from the sale of such properties. A majority of the REITs in which the Fund invests are generally considered by the Adviser to be small- and mid-cap companies. Debt securities acquired by the Fund may include high-yield debt securities (commonly referred to as “junk bonds”) issued or guaranteed by real estate and other companies. Although the Adviser anticipates that the Fund will invest a substantial portion of its assets in equity securities, the Fund may invest up to 100% of its net assets in debt securities of any maturity, duration or credit rating The Fund will not invest in non-traded REITs that are sponsored or distributed by affiliates of the Adviser.

The Fund invests significantly (at least 40% of its net assets) in real estate securities of companies that are organized or located outside of the U.S. and that principally invest in non-U.S. markets. If the Adviser deems market conditions to be unfavorable, the Fund will invest at least 30% of its net assets in such non-U.S. companies. The Fund considers a company that derives at least 50% of its revenue from investments outside the United States or that has at least 50% of its assets outside the United States as principally invested in non-U.S. markets.

Under normal market conditions, the Fund expects to have investments across different countries and regions, but in no less than three different countries, including the United States. The non-U.S. companies in which the Fund invests may include those located or invested in emerging markets. Emerging markets are typically in countries that are in the process of industrialization and have lower gross national products than more developed countries. The Fund is not limited in the extent to which it may invest in companies located or invested in emerging markets.

The Adviser expects that a substantial portion, and potentially all, of the Fund's investments in non-U.S. companies will be in the form of American Depositary Receipts (“ADRs”). An ADR is a negotiable certificate that evidences an ownership interest in American Depositary Shares, which, in turn, represent an interest in the shares of a non-U.S. company that has been deposited with a U.S. bank. ADRs trade in U.S. dollars and clear through U.S. settlement systems. The ADRs in which the Fund invests are listed on a U.S. stock exchange or traded over-the-counter in the U.S. The Fund may invest in “sponsored” and “unsponsored” ADRs. Sponsored ADRs are those in which the non-U.S. company enters into an agreement directly with the U.S. depositary bank to arrange for recordkeeping, forwarding of shareholder communications, payment of dividends and other services. An unsponsored ADR is set up without the cooperation of the non-U.S. company, and may be initiated by a broker-dealer wishing to establish a U.S. trading market.

The Fund may invest up to 15% of its net assets in illiquid securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests substantially all (and under normal market conditions, at least 80%) of its net assets (plus any borrowings for investment purposes) in income producing securities of issuers in the real estate industry, also referred to herein as “real estate securities.”
Risk [Heading]	rr_RiskHeading

Principal Risks of Investing in the Fund

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Fund is subject to various risks, including the risk that you may receive little or no return on your investment, and you may lose all or part of your investment. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund you should consider carefully the following risks:

Real Estate Industry Concentration Risk. The Fund's portfolio will be significantly impacted by the performance of the real estate market generally, and the Fund may be exposed to greater risk and experience higher volatility than would a more diversified portfolio. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs.

REIT Risk. In addition to the general risks associated with investments in the real estate industry discussed above, investing in REITs will subject the Fund to various risks. REITs are dependent upon management skills and may not be diversified. Changes in interest rates may make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. REITs could possibly fail to qualify for pass-through of income under applicable tax law. Various factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Purchasing affiliated REITs may present certain actual or potential conflicts of interest. For example, the Fund may come into possession of material non-public information regarding affiliated REITs. The Fund is prohibited by legal and regulatory constraints, and internal policies and procedures, from using such inside information in trading. As a result, the Fund may be unable to buy or sell an affiliated REIT's securities at opportune times or prices.

Foreign Securities Risk. Investments in foreign securities may be adversely affected by changes in currency exchange rates; decreased liquidity; increased volatility; economic, political and social developments; difficulty in enforcing obligations; and the imposition of foreign withholding taxes on income payable on the foreign securities. In addition, there may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. The risks associated with foreign securities can be expected to be greater for investments in emerging markets.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investments in foreign securities. A depositary receipt may be less liquid than the underlying security in its primary trading market. Holders of depositary receipts may receive limited or no shareholder communications, and may have limited or no voting rights. Investment restrictions in certain countries may adversely impact the value of the depositary receipts and may cause securities of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts. Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the depositary and the underlying issuer. Conversely, a depositary may establish an unsponsored facility without participation by the underlying issuer. Holders of unsponsored depositary receipts generally bear all costs of such depositary receipts, and the depositary is frequently under no obligation to distribute shareholder communications provided by the underlying issuer or to pass through voting rights.

Emerging Markets Securities Risk. Securities of companies located or invested in emerging markets may be more volatile than the securities of domestic issuers or the securities of foreign issuers located or invested in developed markets. The countries in which emerging markets are located often have less mature economies and government institutions. The economies of emerging markets are often heavily dependent on international trade, which may cause them to be adversely affected by trade barriers, foreign exchange controls and other protectionist measures implemented by foreign governments. Investments in emerging markets may be adversely affected by economic, political and social unrest, and are exposed to special risks, including expropriation, nationalization, confiscation, repatriation of invested capital, the imposition of investment restrictions and the lack of hedging positions. The securities and real estate markets of some emerging market countries have experienced substantial market disruptions and may do so in the future.

Market Risk. An investment in the Fund is generally subject to market risk, including the possible loss of the entire principal amount invested. An investment in the Fund represents an indirect investment in the securities owned by the Fund. Like all financial instruments, the value of these securities may move up or down, sometimes rapidly and unpredictably. The value of your investment in the Fund at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Medium- and Small-Capitalization Company Risk. Many issuers of real estate securities are medium- or small-capitalization companies which may be newly formed or have limited product lines, distribution channels and financial or managerial resources. The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more-established companies. This may cause the Fund's net asset value (“NAV”) to be more volatile when compared to investment companies that focus only on large-capitalization companies.

Common Stock Risk. While common stock has historically generated higher average returns than debt securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

Preferred Stock Risk. There are various risks associated with investing in preferred stock, including credit risk, liquidity risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company's capital structure, limited liquidity, limited voting rights and special redemption rights.

Convertible Securities Risk. Investments in convertible securities generally entail less risk than investments in an issuer's common stock because convertible securities rank senior to common stock in an issuer's capital structure. The extent to which such risk is reduced depends in large part upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of an issuer, and, therefore, entail more risk than the issuer's debt obligations. Convertible securities generally offer lower interest than non-convertible debt securities of similar credit quality due to the potential for capital appreciation and are often lower-rated securities.

Rights and Warrants Risk. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, and potential price fluctuations due to adverse market conditions or other factors. In addition, changes in a warrant's value do not necessarily correspond to changes in the value of its underlying security and the price of the warrant may be more volatile that the price of its underlying security. If a right or warrant is not exercised within a specified time period, it becomes worthless.

Debt Securities Risk. When the Fund invests in debt securities, the value of the Fund's investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of debt securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

Credit Risk. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market's perception that an issuer is likely to default, could reduce the value and liquidity of securities. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, high yield bonds (commonly referred to as junk bonds) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.

Mortgage-Backed Securities Risk. The Fund may invest in mortgage-backed securities that are subject to prepayment or call risk, which is the risk that the borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund's income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Liquidity Risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.

Non-Diversification Risk. The Fund is classified as a non-diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a diversified management investment company. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund's portfolio. Additionally, the Fund may be subject to greater risk, because the Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Management Risk. The NAV of the Fund changes daily based on the value of the securities in which it invests. The Adviser's judgments about the attractiveness, value and potential appreciation of particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

No Operating History. The Fund is a new mutual fund and has no history of operations. During the Fund's start-up period, the Fund may not achieve the desired portfolio composition. If the Fund commences operations under inopportune market or economic conditions, it may not be able to achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in the Fund is subject to various risks, including the risk that you may receive little or no return on your investment, and you may lose all or part of your investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a non-diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a diversified management investment company. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio. Additionally, the Fund may be subject to greater risk, because the Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

Fund Performance

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

No performance information is presented because the Fund has not yet commenced investment operations. Updated performance information will be available at the Fund's website, www.arcincomefunds.com. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented because the Fund has not yet commenced investment operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.arcincomefunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
AR Capital International Real Estate Income Fund (First Prospectus Summary) | AR Capital International Real Estate Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%	[1]
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	696
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,035
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	596
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,035
AR Capital International Real Estate Income Fund (First Prospectus Summary) | AR Capital International Real Estate Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.91%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	328
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	839
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	228
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 839

[1]	The initial sales charge may be waived for purchases by certain types of accounts, including fee-based advisory accounts.
[2]	Only applies for purchases of greater than $1 million that are redeemed within one year of purchase.
[3]	Because the Fund is new, 'Other Expenses' are based on estimated amounts for the current fiscal year.
[4]	National Fund Advisors, LLC, the Fund's investment adviser (also referred to herein as 'NFA' or the 'Adviser') has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) in order to limit the Other Expenses to 0.35% of average daily net assets of the Fund's shares (the 'Expense Cap'). The Expense Cap will remain in effect through at least September 13, 2015, and may be terminated before that date only by the Board of Trustees (also referred to herein as the 'Board') of the Realty Capital Income Funds Trust (the 'Trust'). The Adviser may recoup any previously waived fees and paid expenses from the Fund pursuant to this agreement for three years from the date they were waived or paid, subject to the Expense Cap.
[5]	For Class C shares, no deferred sales charge applies after one year.